                               Janus Aspen Series
                              Institutional Shares

                       Supplement dated January 31, 2006
           to Currently Effective Statement of Additional Information

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 47:

       OTHER ACCOUNTS MANAGED

       The following table provides information relating to other accounts managed by David Corkins as of December 31, 2005. No accounts included in the total listed below have a performance-based advisory fee.

                                                           Other Registered      Other Pooled
                                                              Investment          Investment      Other
                                                               Companies           Vehicles      Accounts
                                                          -------------------   --------------   --------
David Corkins          Number of Other Accounts Managed                  3                None       None
                       Assets in Other Accounts Managed     $6,237,083,810                None       None

All references to Blaine Rollins are removed from the OTHER ACCOUNTS MANAGED section.

The compensation structure described on page 48 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section applies to David Corkins effective February 1, 2006.

The OWNERSHIP OF SECURITIES information under the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED is amended and restated in its entirety, as follows:

       OWNERSHIP OF SECURITIES

       The portfolio managers cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such portfolio managers as a group do not own any outstanding Shares of the Portfolios. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.

109-31-056 01-06

                               Janus Aspen Series
                                 Service Shares

                       Supplement dated January 31, 2006
           to Currently Effective Statement of Additional Information

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 54:

       OTHER ACCOUNTS MANAGED

       The following table provides information relating to other accounts managed by David Corkins as of December 31, 2005. No accounts included in the total listed below have a performance-based advisory fee.

                                                                    Other Registered
                                                                       Investment           Other Pooled        Other
                                                                        Companies        Investment Vehicles   Accounts
                                                                   -------------------   -------------------   --------
         David Corkins          Number of Other Accounts Managed                  3             None             None
                                Assets in Other Accounts Managed     $6,237,083,810             None             None

All references to Blaine Rollins are removed from the OTHER ACCOUNTS MANAGED section.

The compensation structure described on page 55 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section applies to David Corkins effective February 1, 2006.

The OWNERSHIP OF SECURITIES information under the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED is amended and restated in its entirety, as follows:

       OWNERSHIP OF SECURITIES

       The portfolio managers cannot directly own Shares of the Portfolios without purchasing an insurance contract through one of the participating insurance companies or through a qualified plan. As a result, such portfolio managers as a group do not own any outstanding Shares of the Portfolios. The portfolio managers may, however, own shares of certain other Janus mutual funds which have comparable investment objectives and strategies to the Portfolios which they manage.

109-31-057 01-06